Equity - Share Capital and Other Contributed Capital (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in equity
Total registered shares at the beginning of the year	59,580,087	52,341,584	49,941,584
New share issue			2,400,000
Exercise of warrants		1,322,985
Issuance of treasury shares		5,908,018
Shares subscribed but not registered during the year		7,500
Total registered and subscribed but not registered shares at the end of the year	59,580,087	59,580,087	52,341,584
Shares
Ordinary shares	59,580,087	59,580,087	52,341,584
Total	59,580,087	59,580,087	52,341,584
of which shares are held by Calliditas	5,908,018	5,908,018
Total registered and subscribed but not registered shares at the end of the year, net of shares held by Calliditas	53,672,069	53,672,069	52,341,584
Share Capital
Opening balance	kr 2,383	kr 2,094	kr 1,998
New share issue			96
Exercise of warrants		53
Issuance of treasury shares		236
Closing balance	kr 2,383	kr 2,383	kr 2,094